Note 7 - Stock Incentive Plan (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	$ 107,284
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	219 days
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense, Total	$ 96,174	$ 74,706